Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangibles - net	$ 5,388,333
Next NRG Holding Corp [Member]
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	(111,667)
Intangibles - net	5,388,333
Next NRG Holding Corp [Member] | Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 4,900,000
Intangible assets estimated useful lives	15 years
Next NRG Holding Corp [Member] | Tradenames Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 600,000
Intangible assets estimated useful lives	5 years